Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Statements Of Operations
REVENUES	$ 93,385	$ 941	$ 213,963	$ 9,030
OPERATING EXPENSES
Advertising	188,287	53,589	717,773	180,776
Cost of revenues	8,552	700	57,611	690
Payroll and related expense	595,498	162,930	1,381,071	262,653
Common stock issued for services	263,583	113,712	1,219,904	30,658
Options issued for services	670,767	47,009	1,273,393	59,473
Warrants issued for services	68,369	3,832	229,365	555,598
Other general and expenses	583,511	183,979	1,459,946	526,405
Total General and Administrative expenses	2,378,567	565,751	6,339,063	1,616,253
(LOSS) FROM OPERATIONS	(2,285,182)	(564,810)	(6,125,100)	(1,607,223)
OTHER INCOME (EXPENSE)
Change in Derivative Liabilities	(222,857)	42,737	(2,236,401)	(753,240)
Interest expense	(8,635)	(2,290)	(4,381)	(8,316)
Amortization of discount on notes payable	(119,549)	(26,146)	(107,016)	(67,363)
Total Other Income (Expense)	(351,041)	14,301	(2,347,798)	(828,919)
(LOSS) BEFORE INCOME TAXES	$ (2,636,223)	$ (550,509)	(8,472,898)	(2,436,142)
PROVISION FOR INCOME TAXES			0	0
NET (LOSS)	$ (2,636,223)	$ (550,509)	$ (8,472,898)	$ (2,436,142)
Basic and fully diluted net (loss) per common share:	$ (0.06)	$ (0.01)	$ (0.19)	$ (0.17)
Weighted average common shares outstanding - basic and fully diluted	47,135,702	40,391,311	43,834,157	14,375,222